CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Parent Company CNY (¥)	Common Stock [Member] CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares, at cost CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
Balance at beginning of the period at Dec. 31, 2020	¥ 48,978,813	¥ 553	¥ 30,613,948		¥ 21,038,753	¥ (95,571)	¥ 120,885	¥ 49,099,698
Balance, beginning of the period (in shares) at Dec. 31, 2020 | shares		828,869,972
Treasury shares, at cost, beginning balance at Dec. 31, 2020				¥ (2,578,870)
Increase (Decrease) in Stockholders' Equity
Net income	4,754,827				4,754,827		(53,500)	4,701,327
Foreign currency translation adjustments	(146,533)					(146,533)		(146,533)
Acquisition of non-controlling interests of subsidiaries	(43,994)		(43,994)				(127,824)	(171,818)
Share-based compensation and ordinary shares issued for share-based compensation	248,027		229,052	49,496	(30,521)			248,027
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,161,362
Repurchase of ordinary shares	(3,810,586)			(3,810,586)				(3,810,586)
Repurchase of ordinary shares (in shares) | shares		(21,583,045)
Non-controlling interest recognized from partial disposal	1,850		1,850				11,083	12,933
Capital contribution from non-controlling interest holders							380,301	380,301
Distribution of dividends	(1,345,157)		(1,345,157)					(1,345,157)
Removal of non-controlling interests due to disposal of subsidiaries							(40,611)	(40,611)
Cancellation of ordinary shares		¥ (18)	(1,226,673)	4,272,951	(3,046,260)
Balance at ending of the period at Dec. 31, 2021	48,637,247	¥ 535	28,229,026		22,716,799	(242,104)	290,334	48,927,581
Shares outstanding, end of the period at Dec. 31, 2021 | shares		808,448,289
Treasury shares, at cost, ending balance at Dec. 31, 2021				(2,067,009)
Increase (Decrease) in Stockholders' Equity
Net income	6,809,056				6,809,056		(150,090)	6,658,966
Foreign currency translation adjustments	155,432					155,432		155,432
Acquisition of non-controlling interests of subsidiaries	(5,060)		(5,060)				(34,069)	(39,129)
Share-based compensation and ordinary shares issued for share-based compensation	178,980		156,318	89,026	(66,364)			178,980
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,284,827
Capped Call options in connection with issuance of convertible senior notes	(373,139)		(373,139)					(373,139)
Repurchase of ordinary shares	(84,547)			(84,547)				(84,547)
Repurchase of ordinary shares (in shares) | shares		(486,007)
Non-controlling interest recognized from partial disposal							49,159	49,159
Capital contribution from non-controlling interest holders							275,950	275,950
Distribution of dividends	(1,289,418)		(1,289,418)					(1,289,418)
Removal of non-controlling interests due to disposal of subsidiaries							12,635	12,635
Balance at ending of the period at Dec. 31, 2022	54,028,551	¥ 535	26,717,727		29,459,491	(86,672)	443,919	54,472,470
Shares outstanding, end of the period at Dec. 31, 2022 | shares		809,247,109
Treasury shares, at cost, ending balance at Dec. 31, 2022				(2,062,530)				(2,062,530)
Increase (Decrease) in Stockholders' Equity
Net income	8,749,004				8,749,004		5,453	8,754,457	$ 1,233,040
Foreign currency translation adjustments	(104,052)					(104,052)		(104,052)	(14,655)
Acquisition of non-controlling interests of subsidiaries	(64,560)		(64,560)				(185)	(64,745)
Share-based compensation and ordinary shares issued for share-based compensation	254,976		230,587	97,169	(72,780)			254,976
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,413,219
Repurchase of ordinary shares	(1,006,451)			(1,006,451)				(1,006,451)
Repurchase of ordinary shares (in shares) | shares		(5,941,076)
Cancellation of treasury shares		¥ (10)	(626,286)	2,460,826	(1,834,530)
Capital contribution from non-controlling interest holders							34,564	34,564
Distribution of dividends	(2,055,723)		(2,055,723)					(2,055,723)
Removal of non-controlling interests due to disposal of subsidiaries							(5,088)	(5,088)
Balance at ending of the period at Dec. 31, 2023	¥ 59,801,745	¥ 525	¥ 24,201,745		¥ 36,301,185	¥ (190,724)	¥ 478,663	60,280,408	8,490,318
Shares outstanding, end of the period at Dec. 31, 2023 | shares		804,719,252
Treasury shares, at cost, ending balance at Dec. 31, 2023				¥ (510,986)				¥ (510,986)	$ (71,971)